MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 15:	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2013, 2012 and 2011, respectively:

	Year ended December 31,
	2013	2012	2011

USA	$123,399	$86,759	$59,735
Australia	89,894	88,935	88,229
Canada	49,214	40,322	29,695
Israel	42,024	36,373	38,592
Europe	22,973	20,749	22,880
Rest of World	29,050	23,426	20,540

	$356,554	$296,564	$259,671

The following table presents total long-lived assets as of December 31, 2013 and 2012:

	December 31,
	2013	2012

Israel	$85,491	$68,041
Australia	2,019	2,315
USA	4,748	1,077
Canada	1,197	1,407
Rest of World	179	147

	$93,634	$72,987